Intangible assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets
9	Intangible assets
Intangible assets include expenditures with the development of the software product for Risk System and Portfolio Allocation, whose purpose is to evaluate the risk of the funds and to allocate the clients’ portfolio, and the goodwill generated by the acquisition of SPS.
Economic benefits will flow to the Group from the service fees charged to the clients for the sale of advisory services on market risks or through a service which the Vinci’s managers named Wealth Management. The Entity assesses at each reporting date whether there is an indication that an intangible asset may be impaired. If any indication exists, the Entity estimates the asset’s recoverable amount. There were no indications of impairment of intangible assets for the period ended December 31, 2022 and 2021.

	12/31/2022
	Software development	Placement Agent (a)	Goodwill (b)		Management Contracts (c)	Total
Cost
At January 1, 2022	24,790	—	—		—	24,790
Purchases	4,018	1,359	—		—	5,377
Assets recognized as a result of SPS acquisition	—	—	162,290		22,049	184,339
Foreign exchange variation of intangible assets abroad	(558)	—	—		—	(558)

At December 31, 2022	28,250	1,359	162,290		22,049	213,948

Accumulated amortization
At January 1, 2022	(23,633)	—	—		—	(23,633)
Annual amortization	(559)	(65)	—		(1,016)	(1,640)
Foreign exchange variation of intangible assets abroad	563	—	—		—	563

At December 31, 2022	(23,629)	(65)	—		(1,016)	(24,710)

At January 1, 2022	1,157	—	—		—	1,157

At December 31, 2022	4,621	1,294	162,290		21,033	189,238

Amortization rate (per year) - %	20%	(a )	(b	)	(c )

(a) Refers to amounts capitalized relating to agreements with investments placement agents relating to funds raised from foreign investor in offshore funds. These amounts are amortized based on the estimated duration of the related funds. In case of an early liquidation of the funds, the amortization period is adjusted, or if there is an indication of impairment, an impairment evaluation is performed and recognized, if necessary.
(b) Goodwill has an indefinite useful life and are not subject to amortization. Goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. At December 31, 2022, goodwill was tested and any provision for impairment losses was identified by Vinci.
(c) Refers to the purchase and price allocated to Fund’s Management Contracts as a result of SPS acquisition. These amounts are amortized based on the duration of the related funds.
Other assets than Goodwill are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).

	12/31/2021
	Software development	Total

Cost
At January 1, 2021	23,723	23,723
Purchases	470	470
Foreign exchange variation of intangible assets abroad	597	597

At December 31, 2021	24,790	24,790

Accumulated amortization
At January 1, 2021	(22,282)	(22,282)
Annual amortization	(740)	(740)
Foreign exchange variation of intangible assets abroad	(611)	(611)

At December 31, 2021	(23,633)	(23,633)

At January 1, 2021	1,441	1,441

At December 31, 2021	1,157	1,157

Amortization rate (per year) - %	20%